Accounts receivable	12 Months Ended
Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of December 31, 2015 include unbilled revenue of $49,002 (2014 - $52,880) from the Company’s regulated utilities. Accounts receivable as of December 31, 2015 are presented net of allowance for doubtful accounts of $7,966 (2014 - $7,229).